RELATED PARTY TRANSACTIONS AND BALANCES (Sales to Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Sales	$ 292,721,361		$ 566,291,755		$ 517,219,177
Related Parties [Member]
Related Party Transaction [Line Items]
Sales	5,832,301		10,170,102		266,262,042
CEEG Nanjing International Trade Co., Ltd. [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales			4,682		15,234,153
SST [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales		[1]		[1]	121,455,630	[1]
CEEG (Nanjing) Solar Research Institute [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	4,997,073		10,113,561		6,564,291
NRE [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales		[1]		[1]	119,811,919
CEEG (Nanjing) Semiconductor Co., Ltd. [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales			15,609		3,196,049
China Electric Equipment Group (Hong Kong) Co., Limited [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	245,341		36,250
China Electric Equipment Group Co., Limited [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	51,216
CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	537,278
CEEG Korea Co., Ltd. [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Sales	$ 1,393

[1]	Prior to the acquisitions